EARNING PER SHARE ('EPS') (Details) - COP ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNING PER SHARE ('EPS')
Number of dilutive potential common shares	0	0	0
Income from continuing operations before attribution of non-controlling	$ 6,214,971	$ 6,996,365	$ 4,207,787
Less: Non-controlling interests from continuing operations	98,035	212,875	120,992
Net income from controlling interest	6,116,936	6,783,490	4,086,795
Less: Preferred dividends declared	1,541,003	1,352,921	59,851
Less: Allocation of undistributed earnings to preferred stockholders	1,303,784	1,805,191	1,830,636
Net income allocated to common shareholders for basic EPS	3,272,149	3,625,378	2,196,308
Net income allocated to common shareholders for diluted EPS	$ 3,272,149	$ 3,625,378	$ 2,196,308
Weighted average number of common shares outstanding used in basic EPS calculation (in millions)	510	510	510
Basic earnings per share to common shareholders	$ 6,420	$ 7,113	$ 4,309
Diluted earnings per share to common shareholders	6,420	7,113	4,309
Basic earnings per share from continuing operations	6,420	7,113	4,309
Diluted earnings per share from continuing operations	$ 6,420	$ 7,113	$ 4,309